Annual Operating Expenses - FidelityLimitedTermSecuritizedCompletionFund-PRO - FidelityLimitedTermSecuritizedCompletionFund-PRO - Fidelity Limited Term Securitized Completion Fund - Fidelity Limited Term Securitized Completion Fund
Oct. 30, 2024
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	none

[1]	A Based on estimated amounts for the current fiscal year.